Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Columbia EM Core ex-China ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index (the XCEM Underlying Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from September 2, 2015 (commencement of operations) to March 31, 2016, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of the Fund's shares, which are not reflected in the example.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the XCEM Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the companies included in the XCEM Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. These companies are domiciled in emerging market countries, excluding China and Hong Kong. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and classified by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) as “Emerging Markets.” The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The XCEM Underlying Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 emerging markets companies, excluding companies listed or domiciled in China or Hong Kong. The list of stocks is derived from a universe of publicly traded companies with a total market capitalization of at least $100 million (as of June 1, 2016), which are domiciled in emerging markets, as defined by Columbia Management, excluding China and Hong Kong. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $700 million to U.S. $180 billion. The XCEM Underlying Index is sponsored by Columbia Management. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.

The Fund intends to replicate the constituent securities of the XCEM Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the XCEM Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the XCEM Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the XCEM Underlying Index is concentrated. As of March 31, 2016, the XCEM Underlying Index (and therefore the Fund) is concentrated in the financials sector. In determining whether a publicly traded firm belongs to a specific industry or sector, the XCEM Underlying Index relies on Columbia Management’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Non-Correlation. The Fund’s return may not match the return of the XCEM Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the XCEM Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the XCEM Underlying Index. In addition, the Fund’s NAV may deviate from the XCEM Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the XCEM Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the XCEM Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.

Index-Related Risk. There is no assurance that the XCEM Underlying Index will be determined, composed or calculated accurately. While Columbia Management, the sponsor of the XCEM Underlying Index, provides descriptions of what the XCEM Underlying Index is designed to achieve, Columbia Management does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the XCEM Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the XCEM Underlying Index may therefore be borne by the Fund and its shareholders. Although Columbia Management maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of Columbia Management personnel.

Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the XCEM Underlying Index, as well as generate capital gains taxes.

Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the XCEM Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Financials Industry. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.

Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the XCEM Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the XCEM Underlying Index.

Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the XCEM Underlying Index.

Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the XCEM Underlying Index.

Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.800.4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleetf.com/emergingmarkets
Columbia EM Core ex-China ETF | Columbia EM Core ex-China ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	152
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	803
1 year	rr_ExpenseExampleNoRedemptionYear01	36
3 years	rr_ExpenseExampleNoRedemptionYear03	152
5 years	rr_ExpenseExampleNoRedemptionYear05	318
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 803

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund's Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
[2]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[3]	Columbia Management Investment Advisers, LLC has entered into a written fee waiver agreement (Fee Waiver Agreement) pursuant to which the Investment Manager has agreed to waive its advisory fee to 0.35% of the Fund's average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until August 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by the Investment Manager during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Investment Management Services Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.